Exploration and Evaluation Assets, Net - Summary of Exploration and Valuation Assets, Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 738
Write-downs	(69)	$ (42)
Ending Balance	484	738
E&E Asset
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	738	685
Acquisition	7	31
Additions	65	84
Transfer to PP&E (Note 16)	(285)	(60)
Write-downs	(37)	(29)
Change in Decommissioning Liabilities	(5)	28
Exchange Rate Movements and Other	1	(1)
Ending Balance	$ 484	$ 738